COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	CAD 16,786
Balance at the end of the period	18,898	CAD 16,786
Accumulated other comprehensive income/(loss) (Note 24)
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(435)	(599)
Other comprehensive gains/(loss) retained in AOCI	2,289	(326)
Total before tax impact	1,971	(124)
Income tax on amounts retained in AOCI	1	336
Income tax on amounts reclassified to earnings	4	(48)
Tax impact	96	288
Balance at the end of the period	1,632	(435)
Accumulated other comprehensive income/(loss) (Note 24) | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(34)	201
Accumulated other comprehensive income/(loss) (Note 24) | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(11)	(2)
Accumulated other comprehensive income/(loss) (Note 24) | Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	7	8
Accumulated other comprehensive income/(loss) (Note 24) | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	26	(23)
Accumulated other comprehensive income/(loss) (Note 24) | Amortization of pension and OPEB actuarial loss and prior service costs
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	32	18
Accumulated other comprehensive income/(loss) (Note 24) | Derecognized Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(338)
Tax impact	91
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(488)	(1)
Other comprehensive gains/(loss) retained in AOCI	73	(857)
Total before tax impact	(277)	(673)
Income tax on amounts retained in AOCI	(29)	231
Income tax on amounts reclassified to earnings	15	(45)
Tax impact	77	186
Balance at the end of the period	(688)	(488)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(34)	201
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(11)	(2)
Cash Flow Hedges | Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	7	8
Cash Flow Hedges | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	26	(23)
Cash Flow Hedges | Derecognized Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(338)
Tax impact	91
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	108	378
Other comprehensive gains/(loss) retained in AOCI	(952)	(301)
Total before tax impact	(952)	(301)
Income tax on amounts retained in AOCI	49	31
Tax impact	49	31
Balance at the end of the period	(795)	108
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	309	(778)
Other comprehensive gains/(loss) retained in AOCI	3,056	1,087
Total before tax impact	3,056	1,087
Balance at the end of the period	3,365	309
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(5)	(15)
Other comprehensive gains/(loss) retained in AOCI	47	10
Total before tax impact	47	10
Income tax on amounts retained in AOCI	(5)
Tax impact	(5)
Balance at the end of the period	37	(5)
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(359)	(183)
Other comprehensive gains/(loss) retained in AOCI	65	(265)
Total before tax impact	97	(247)
Income tax on amounts retained in AOCI	(14)	74
Income tax on amounts reclassified to earnings	(11)	(3)
Tax impact	(25)	71
Balance at the end of the period	(287)	(359)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss and prior service costs
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	CAD 32	CAD 18